PRIVATE PLACEMENT (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	6,600,000	6,600,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 6,600,000	$ 6,600,000
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50